CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Issuances upon exercise of common stock warrants			522,009	522,009	478,828
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Sale of Units, net of underwriting discounts (in shares)		27,600,000		27,600,000
Issuances upon exercise of common stock warrants	7,520,000
Over-allotment option | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Sale of Units, net of underwriting discounts (in shares)	3,600,000		3,600,000	3,600,000